RELATED PARTY TRANSACTIONS - Transactions with OneLNG and Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OneLNG | Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	$ 1,399	$ 6,463	$ 586